Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2014
Collection Period Start	1-Sep-14	Distribution Date	15-Oct-14
Collection Period End	30-Sep-14	30/360 Days	30
Beg. of Interest Period	15-Sep-14	Actual/360 Days	30
End of Interest Period	15-Oct-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	957,681,865.84	939,562,452.10	0.9285013
Total Securities		1,011,912,858.76	957,681,865.84	939,562,452.10	0.9285013
Class A-1 Notes	0.180000%	128,000,000.00	73,769,007.08	55,649,593.34	0.4347624
Class A-2a Notes	0.480000%	182,500,000.00	182,500,000.00	182,500,000.00	1.0000000
Class A-2b Notes	0.313600%	182,500,000.00	182,500,000.00	182,500,000.00	1.0000000
Class A-3 Notes	0.800000%	242,000,000.00	242,000,000.00	242,000,000.00	1.0000000
Class A-4 Notes	1.040000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	161,912,858.76	161,912,858.76	161,912,858.76	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	18,119,413.74	11,065.35	141.5579198	0.0864480
Class A-2a Notes	0.00	73,000.00	0.0000000	0.4000000
Class A-2b Notes	0.00	47,693.33	0.0000000	0.2613333
Class A-3 Notes	0.00	161,333.33	0.0000000	0.6666667
Class A-4 Notes	0.00	99,666.67	0.0000000	0.8666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	18,119,413.74	392,758.68

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				13,071,138.88
Monthly Interest				3,756,414.56
Total Monthly Payments				16,827,553.44

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				468,136.13
Aggregate Sales Proceeds Advance				686,700.08
Total Advances				1,154,836.21

Vehicle Disposition Proceeds:
Reallocation Payments				954,084.08
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,648,604.28
Excess Wear and Tear and Excess Mileage				5,149.86
Remaining Payoffs				0.00
Net Insurance Proceeds				594,427.51
Residual Value Surplus				11,309.73
Total Collections				25,195,965.11

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	723,945.08			41
Involuntary Repossession	66,520.00			3
Voluntary Repossession	163,619.00			9
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		588,095.12		29
Customer Payoff			-	-
Grounding Dealer Payoff			3,580,427.47	144
Dealer Purchase			1,924,009.18	62
Total	954,084.08	588,095.12	5,504,436.65	288

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	42,676	1,098,495,895.53	7.00000%	957,681,865.84
Total Depreciation Received		(14,069,333.96)		(11,179,974.89)
Principal Amount of Gross Losses	(53)	(1,266,206.19)		(1,114,059.65)
Repurchase / Reallocation	-	-		-
Early Terminations	(26)	(642,712.39)		(556,288.53)
Scheduled Terminations	(226)	(5,882,747.55)		(5,269,090.67)
Pool Balance - End of Period	42,371	1,076,634,895.44		939,562,452.10

Remaining Pool Balance
Lease Payment				333,509,850.88
Residual Value				606,052,601.22
Total				939,562,452.10

III. DISTRIBUTIONS

Total Collections					25,195,965.11
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					25,195,965.11

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					497,439.65
3. Reimbursement of Sales Proceeds Advance					470,289.98
4. Servicing Fee:
Servicing Fee Due					798,068.22
Servicing Fee Paid					798,068.22
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,765,797.85

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					11,065.35

Class A-1 Notes Monthly Interest Paid					11,065.35
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					73,000.00

Class A-2 Notes Monthly Interest Paid					73,000.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					47,693.33

Class A-2 Notes Monthly Interest Paid					47,693.33
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					161,333.33

Class A-3 Notes Monthly Interest Paid					161,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	99,666.67

Class A-4 Notes Monthly Interest Paid	99,666.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	392,758.68
Total Note and Certificate Monthly Interest Paid	392,758.68
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	23,037,408.58

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	18,119,413.74

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	18,119,413.74
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,917,994.84

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,059,564.29
Required Reserve Account Amount		15,178,692.88
Beginning Reserve Account Balance		15,178,692.88
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,178,692.88
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,917,994.84
Gross Reserve Account Balance		20,096,687.72
Remaining Available Collections Released to Seller		4,917,994.84
Total Ending Reserve Account Balance		15,178,692.88

V. POOL STATISTICS

Weighted Average Remaining Maturity		21.39
Monthly Prepayment Speed		68%
Lifetime Prepayment Speed		71%

	$	units
Recoveries of Defaulted and Casualty Receivables	825,237.80
Securitization Value of Defaulted Receivables and Casualty Receivables	1,114,059.65	53
Aggregate Defaulted and Casualty Gain (Loss)	(288,821.85)
Pool Balance at Beginning of Collection Period	957,681,865.84
Net Loss Ratio	-0.0302%

Cumulative Net Losses for all Periods	0.0542%	548,675.11

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,777,538.35	213
61-90 Days Delinquent	679,421.28	31
91-120+ Days Delinquent	461,718.58	19
Total Delinquent Receivables:	5,918,678.21	263
60+ Days Delinquencies as Percentage of Receivables	0.12%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	723,945.08	41
Securitization Value	851,112.74
Aggregate Residual Gain (Loss)	(127,167.66)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	2,292,326.06	135
Cumulative Securitization Value	2,784,902.83
Cumulative Residual Gain (Loss)	(492,576.77)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		786,366.80
Reimbursement of Outstanding Advance		470,289.98
Additional Advances for current period		686,700.08
Ending Balance of Residual Advance		1,002,776.90

Beginning Balance of Payment Advance		1,364,339.30
Reimbursement of Outstanding Payment Advance		497,439.65
Additional Payment Advances for current period		468,136.13
Ending Balance of Payment Advance		1,335,035.78

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No